Commitments and contingencies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Peking University People's Hospital [Member] USD ($)	Mar. 31, 2013 Peking University People's Hospital [Member] CNY	Mar. 31, 2013 Guangdong Women and Children's Hospital and Health Institute [Member] USD ($)	Mar. 31, 2013 Guangdong Women and Children's Hospital and Health Institute [Member] CNY	Mar. 31, 2013 Zhejiang Provincial Blood Center [Member] USD ($)	Mar. 31, 2013 Zhejiang Provincial Blood Center [Member] CNY
Other Commitments [Line Items]
Total rental expenses, operating leases	$ 751	4,666	7,205	5,594
Institution for the research and development of medicines agreement	322	2,000	2,000
Annual advisory fee					322	2,000	322	2,000	322	2,000
Annual advisory fee, time period					20 years	20 years	20 years	20 years	3 years	3 years
Capital commitments for refurbishment contracts	$ 22,114	137,346